Debt Arrangements (Details) - Schedule of outstanding debt and net of debt discounts - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Schedule of outstanding debt and net of debt discounts [Abstract]
Convertible promissory notes		$ 89,663
Term loans	52,022	25,443
PPP Loan		2,000
Total debt	52,022	117,106
Less: debt, current		(115,106)
Total debt, noncurrent	$ 52,022	$ 2,000